Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Inventories	$ 15,681	$ 2,836
Deferred mobilization expenses	62,228	22,144
Prepayments and advances	15,750	15,430
Other	10,569	7,178
Other Assets Current	$ 104,228	$ 47,588